Commitments and Contingencies (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Royalties rates		2.00%
Repayment of fee	$ 9,500,000
Cumulative sales		$ 4,000,000	$ 1,500,000